Business Segments (Narrative) (Details) ¥ in Billions	6 Months Ended
	Sep. 30, 2024 JPY (¥) segment	Sep. 30, 2023 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	7
Fixed assets:	¥ 1,365.2	¥ 1,376.9
Operating Segments | Customer Business
Segment Reporting Information [Line Items]
Fixed assets:	777.2	758.0
Operating Segments | Global Commercial Banking Business Group | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Fixed assets:		0.2
Operating Segments | Global Commercial Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Fixed assets:	1.8	1.5
Operating Segments | Global Commercial Banking Business Group | Customer Business | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.2)
Operating Segments | Global Corporate & Investment Banking Business Group | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Fixed assets:		0.8
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Fixed assets:	158.2	169.2
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		39.4
Operating Segments | Japanese Corporate & Investment Banking Business Group | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Fixed assets:		2.5
Modification impact in fixed assets		0.3
Modification impact in depreciation		0.2
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Fixed assets:	165.5	163.5
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer Business | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		20.7
Operating Segments | Retail & Digital Business Group | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Fixed assets:		58.6
Modification impact in fixed assets		6.0
Modification impact in depreciation		4.3
Operating Segments | Retail & Digital Business Group | Customer Business
Segment Reporting Information [Line Items]
Fixed assets:	250.7	231.4
Operating Segments | Retail & Digital Business Group | Customer Business | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		17.4
Operating Segments | Commercial Banking & Wealth Management Business Group | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Fixed assets:		(40.7)
Modification impact in fixed assets		3.9
Modification impact in depreciation		2.9
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer Business
Segment Reporting Information [Line Items]
Fixed assets:	179.7	170.3
Operating Segments | Commercial Banking & Wealth Management Business Group | Customer Business | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		6.7
Operating Segments | Global Markets Business Group
Segment Reporting Information [Line Items]
Fixed assets:	95.3	110.9
Operating Segments | Global Markets Business Group | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Fixed assets:		2.5
Modification impact in fixed assets		0.2
Modification impact in depreciation		0.1
Operating Segments | Global Markets Business Group | Customer Business | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		4.3
Operating Segments | Asset Management & Investor Services Business Group | Customer Business
Segment Reporting Information [Line Items]
Fixed assets:	21.3	22.1
Operating Segments | Asset Management & Investor Services Business Group | Customer Business | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		1.9
Other
Segment Reporting Information [Line Items]
Fixed assets:	¥ 492.7	508.0
Other | Revision of Prior Period, Reclassification, Adjustment
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		84.6
Fixed assets:		(23.9)
Modification impact in fixed assets		2.6
Modification impact in depreciation		¥ 1.7